Long-Term Debt - Maturities of Long-term Debt Outstanding (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
2018	$ 2,572
2019	8,001
2020	3,047
2021	2,215
2022	4,074
Thereafter	12,350
Total	32,259	$ 33,323
Parent Company [Member]
Debt Instrument [Line Items]
2018	1,499
2019	1,497
2021	2,196
2022	3,790
Thereafter	6,787
Total	$ 15,769	$ 13,045